Note 12 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2016		2017
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	263,635	—	645,169	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	364,823	—	126,525

Total derivatives designated as hedging instruments		263,635	364,823	645,169	126,525

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2015	2016	2017
Interest Rate Swap — Change in Fair Value	Loss on derivatives	1,191,050	297,656	—
Interest Rate Swap — Realized loss	Loss on derivatives	(1,243,359)	(297,954)	—
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	583,368	—	—
Foreign Currency Contract — Realized loss	Loss on derivatives	(669,712)	—	—

Total loss on derivatives		(138,653)	(298)	—
		Year Ended December 31,
Derivatives designated as hedging instruments	Location of Loss Recognized	2015	2016	2017
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	(231,931)	(766,898)	(403,943)

Total loss on derivatives		(231,931)	(766,898)	(403,943)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2015	(293,020)
Effective portion of changes in fair value of interest swap contracts	(100,268)
Balance, December 31, 2015	(393,288)
Effective portion of changes in fair value of interest swap contracts	418,723
Balance, December 31, 2016	25,435
Effective portion of changes in fair value of interest swap contracts	592,460
Balance, December 31, 2017	617,895

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	263,635	—	263,635	—
Interest Rate Swap Agreements	(364,823)	—	(364,823)	—

Total	(101,188)	—	(101,188)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	645,169	—	645,169	—
Interest Rate Swap Agreements	(126,525)	—	(126,525)	—

Total	518,644	—	518,644	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	26,500,000	—	26,500,000	—	(5,735,086)

Total	26,500,000	—	26,500,000	—	(5,735,086)
		Fair Value Measurements Using
Description	Fair Value as of June 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	6,000,000	—	6,000,000	—	(897,965)
Long-lived assets held for sale	5,800,000	—	5,800,000	—	(2,327,927)
Total	11,800,000	—	11,800,000	—	(3,225,892)
		Fair Value Measurements Using
Description	Fair Value as of September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	8,000,000	—	8,000,000	—	(1,258,037)
Long-lived assets held for sale	6,250,000	—	6,250,000	—	(1,977,344)
Total	14,250,000	—	14,250,000	—	(3,235,381)